Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 14,958	¥ 13,205
Fair value of derivative liabilities	[1],[2],[3]	14,034	12,710
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	10,847	10,109
Fair value of derivative liabilities	[1],[2],[3]	10,205	9,896
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	3,734	2,795
Fair value of derivative liabilities	[1],[2],[3]	3,608	2,671
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	236	188
Fair value of derivative liabilities	[1],[2],[3]	277	183
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	26	27
Fair value of derivative liabilities	[1],[2],[3]	26	27
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	114	84
Fair value of derivative liabilities	[1],[2],[3]	95	69
Other [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	1	2
Fair value of derivative liabilities	[1],[2],[3],[4]	(177)	(136)
Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	14,958	13,204
Fair value of derivative liabilities	[1],[2],[5]	14,030	12,710
Not Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	10,847	10,108
Fair value of derivative liabilities	[1],[2],[5]	10,205	9,896
Not Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	3,734	2,795
Fair value of derivative liabilities	[1],[2],[5]	3,604	2,671
Not Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	236	188
Fair value of derivative liabilities	[1],[2],[5]	277	183
Not Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	26	27
Fair value of derivative liabilities	[1],[2],[5]	26	27
Not Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	114	84
Fair value of derivative liabilities	[1],[2],[5]	95	69
Not Designated as Hedging Instruments [Member] | Other [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	1	2
Fair value of derivative liabilities	[1],[2],[4],[5]	(177)	(136)
Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]		1
Fair value of derivative liabilities	[1],[2],[6]	4
Designated as Hedging Instruments [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]		1
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]	4
Designated as Hedging Instruments [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instruments [Member] | Other [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[4],[6]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.